Pay vs Performance Disclosure - USD ($)	2 Months Ended		10 Months Ended		12 Months Ended
	Dec. 31, 2025	Mar. 15, 2024	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. We are providing the following information about the relationship between executive compensation actually paid and certain financial performance of Pulmonx as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for First PEO(1) (French) ($)	Compensation Actually Paid to First PEO(2) (French) ($)	Summary Compensation Table Total for Second PEO(1) (Williamson) ($)	Compensation Actually Paid to Second PEO(2) (Williamson) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5) ($)	Net Income (Loss) (million)(6) ($)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(h)
2025	3,543,520	2,934,328	4,196,408	1,095,901	2,215,185	1,396,604	3.20	(54.00)
2024	330,786	(2,382,552)	5,234,479	4,161,252	2,364,766	1,393,028	9.84	(56.39)
2023	5,795,297	8,214,665	—	—	2,424,592	2,631,057	18.47	(60.84)

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Glendon E. French for 2023, 2024, and 2025 and for Steven S. Williamson (our former Chief Executive Officer) for 2024 and 2025 in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. French and Mr. Williamson, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. French and Mr. Williamson, respectively, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. French’s and Mr. Williamson’s total compensation for each year to determine the compensation actually paid:

PEO	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
First PEO (French)	3,543,520	3,224,000	2,614,809	2,934,328
Second PEO (Williamson)	4,196,408	3,011,772	(88,735)	1,095,901

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for 2025 are as follows:

		First PEO (French) ($)	Second PEO (Williamson) ($)
Summary Compensation Table Total		3,543,520	4,196,408
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	3,224,000	3,011,772
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,764,000	—
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(644,142)	—

		First PEO (French) ($)	Second PEO (Williamson) ($)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	113,060
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(505,049)	(201,795)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
+	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid		2,934,328	1,095,901

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Messrs. French and Williamson) in the “Total” column of the Summary Compensation Table in each applicable year. Our NEOs (excluding Messrs. French and Williamson) included for purposes of calculating the average amounts in each applicable year are Derrick Sung, Mehul Joshi, and David Lehman for 2025, Mehul Joshi, David Lehman, and Geoffrey Beran Rose for 2024, David Lehman, Geoffrey Beran Rose, and Derrick Sung for 2023.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our NEOs as a group (excluding Messrs. French and Williamson) during the applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Messrs. French and Williamson) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for our NEOs as a group (excluding Messrs. French and Williamson) for each year to determine the compensation actually paid, using the same methodology described above in Note (2)(b):

Year	Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2025	2,215,185	1,685,173	866,592	1,396,604

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

		Non-PEO NEOs ($)
Summary Compensation Table Total		2,215,185
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	1,685,173
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,133,976
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(170,468)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	29,790
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(126,706)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid		1,396,604

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. Each measurement period commenced on December 31, 2022.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Glendon E. French for 2023, 2024, and 2025 and for Steven S. Williamson (our former Chief Executive Officer) for 2024 and 2025 in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Messrs. French and Williamson) in the “Total” column of the Summary Compensation Table in each applicable year. Our NEOs (excluding Messrs. French and Williamson) included for purposes of calculating the average amounts in each applicable year are Derrick Sung, Mehul Joshi, and David Lehman for 2025, Mehul Joshi, David Lehman, and Geoffrey Beran Rose for 2024, David Lehman, Geoffrey Beran Rose, and Derrick Sung for 2023.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. French and Mr. Williamson, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. French and Mr. Williamson, respectively, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. French’s and Mr. Williamson’s total compensation for each year to determine the compensation actually paid:

PEO	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
First PEO (French)	3,543,520	3,224,000	2,614,809	2,934,328
Second PEO (Williamson)	4,196,408	3,011,772	(88,735)	1,095,901

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for 2025 are as follows:

		First PEO (French) ($)	Second PEO (Williamson) ($)
Summary Compensation Table Total		3,543,520	4,196,408
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	3,224,000	3,011,772
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,764,000	—
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(644,142)	—

		First PEO (French) ($)	Second PEO (Williamson) ($)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	113,060
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(505,049)	(201,795)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
+	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid		2,934,328	1,095,901

Non-PEO NEO Average Total Compensation Amount					$ 2,215,185	$ 2,364,766	$ 2,424,592
Non-PEO NEO Average Compensation Actually Paid Amount					$ 1,396,604	1,393,028	2,631,057
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our NEOs as a group (excluding Messrs. French and Williamson) during the applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Messrs. French and Williamson) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for our NEOs as a group (excluding Messrs. French and Williamson) for each year to determine the compensation actually paid, using the same methodology described above in Note (2)(b):

Year	Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2025	2,215,185	1,685,173	866,592	1,396,604

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

		Non-PEO NEOs ($)
Summary Compensation Table Total		2,215,185
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	1,685,173
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,133,976
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(170,468)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	29,790
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(126,706)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid		1,396,604

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to Messrs. French and Williamson and the average compensation actually paid to our other NEOs, on the one hand, to our cumulative TSR over the two years presented in the table, on the other.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
Our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. Our net income (loss) was $(60.84) million in 2023, $(56.39) million in 2024, and $(54.00) million in 2025.

Total Shareholder Return Amount					$ 3.2	9.84	18.47
Net Income (Loss)					(54,000,000)	(56,390,000)	$ (60,840,000)
PEO Name	Glendon E. French	Glendon E. French	Steven S. Williamson	Steven S. Williamson			Glendon E. French
Glendon E. French [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,543,520	330,786	$ 5,795,297
PEO Actually Paid Compensation Amount					2,934,328	(2,382,552)	8,214,665
Steven S. Williamson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					4,196,408	5,234,479	0
PEO Actually Paid Compensation Amount					1,095,901	$ 4,161,252	$ 0
PEO | Glendon E. French [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,224,000)
PEO | Glendon E. French [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,614,809
PEO | Glendon E. French [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,764,000
PEO | Glendon E. French [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(644,142)
PEO | Glendon E. French [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Glendon E. French [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(505,049)
PEO | Glendon E. French [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Glendon E. French [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Steven S. Williamson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,011,772)
PEO | Steven S. Williamson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(88,735)
PEO | Steven S. Williamson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Steven S. Williamson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Steven S. Williamson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					113,060
PEO | Steven S. Williamson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(201,795)
PEO | Steven S. Williamson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Steven S. Williamson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,685,173)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					866,592
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,133,976
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(170,468)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					29,790
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(126,706)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0